BALANCE SHEET DETAILS (Schedule of Property, Plant and Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment, net: [Line Items]
Total	$ 59,872,000	$ 68,507,000
Less: accumulated depreciation	(56,835,000)	(63,736,000)
Total Property, plant and equipment, net	3,037,000	4,771,000
Write off of fully depreciated property, plant and equipment	7,300,000	41,700,000	45,300,000
Accumulated depreciation related to write off of fully depreciated property, plant and equipment	7,300,000	41,700,000	45,300,000
Hangzhou facility [Member]
Property, plant and equipment, net: [Line Items]
Accelerated depreciation		1,700,000
IPTV divestiture [Member]
Property, plant and equipment, net: [Line Items]
Derecognized amount of property, plant and equipment			9,100,000
Accumulated depreciation related to derecognized amount of property, plant and equipment			8,200,000
UiTV deconsolidation [Member]
Property, plant and equipment, net: [Line Items]
Derecognized amount of property, plant and equipment			2,000,000
Accumulated depreciation related to derecognized amount of property, plant and equipment			600,000
Leasehold improvements [Member]
Property, plant and equipment, net: [Line Items]
Total	5,290,000	6,009,000
Leasehold improvements [Member] | Hangzhou facility [Member]
Property, plant and equipment, net: [Line Items]
Accelerated depreciation	200,000	300,000
Accelerated amortization due to early termination			900,000
Automobiles [Member]
Property, plant and equipment, net: [Line Items]
Total	2,077,000	2,129,000
Software [Member]
Property, plant and equipment, net: [Line Items]
Total	6,505,000	7,191,000
Computer, Equipment and Furniture [Member]
Property, plant and equipment, net: [Line Items]
Total	45,981,000	53,085,000
Others [Member]
Property, plant and equipment, net: [Line Items]
Total	$ 19,000	$ 93,000